Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 425,331	$ 891,910
Trade and other receivables (note 3)	463,010	473,336
Inventories (note 4)	494,665	453,463
Prepaid expenses	63,520	61,290
Other assets (note 7)	40,406	30,820
Current assets	1,486,932	1,910,819
Non-current assets:
Property, plant and equipment (note 5)	5,198,080	4,197,509
Investment in associates (note 6)	433,279	101,438
Deferred income tax assets (note 16)	15,269	204,091
Other assets (note 7)	149,096	183,269
Non-current assets	5,795,724	4,686,307
Assets	7,282,656	6,597,126
Current liabilities:
Trade, other payables and accrued liabilities	541,648	546,305
Current maturities on long-term debt (note 8)	41,362	13,727
Current maturities on lease obligations (note 9)	113,129	122,744
Current maturities on other long-term liabilities (note 10)	25,598	46,840
Current liabilities	721,737	729,616
Non-current liabilities:
Long-term debt (note 8)	2,711,538	2,401,208
Lease obligations (note 9)	642,054	695,461
Other long-term liabilities (note 10)	157,238	150,462
Deferred income tax liabilities (note 16)	323,430	239,113
Non-current liabilities	3,834,260	3,486,244
Equity:
Capital stock, 25,000,000 authorized preferred shares without nominal or par value, Unlimited authorization of common shares without nominal or par value, Issued and outstanding common shares at December 31, 2025 were 77,339,520 (2024 - 67,395,212)	731,694	392,201
Contributed surplus	2,106	1,950
Retained earnings	1,653,276	1,629,386
Accumulated other comprehensive income	56,132	70,022
Shareholders’ equity	2,443,208	2,093,559
Non-controlling interests	283,451	287,707
Total equity	2,726,659	2,381,266
Equity and liabilities	$ 7,282,656	$ 6,597,126